Note 5 - Other Income - Components of Other (Income) Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loss (gain) on investments	$ 309	$ (1,060)
Equity earnings from non-consolidated	(923)	(894)
Other	114	(463)
	$ (500)	$ (2,417)